Other Non-current Assets, net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Non-current Assets, net
Interest-free loans to staff	¥ 16,073	¥ 15,413
Less: allowance for credit losses	(466)	(489)
Interest-free loans to staff, net	15,607	14,924
Prepaid staff compensation	2,027	2,687
Prepayments for assets acquisition	6,900
Others	262
Total other non-current assets, net	¥ 24,796	¥ 17,611
Interest-free loans principal amount			¥ 18,100
Interest-free loans maturity term (in years)	5 years	5 years